Changes in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments		¥ (3)
Net actuarial gain (loss) incurred during the year	(8,413)	(6,857)	(5,621)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	1,510	1,140	772
Total	(11,232)	(10,049)	(9,178)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) incurred during the year	(4,362)	(3,498)	788
Amortization of prior service cost	9	8	9
Recognized actuarial loss	422	204	250
Partial settlement of pension plan	451
Total	¥ (3,480)	¥ (3,286)	¥ 1,047